Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases

12	Leases
The Group is a lessee and enters into contracts to lease office property. Leases are individually negotiated and include a variety of different terms and conditions in different countries.
Lease contracts have fixed payments and are either non-cancellable or may only be cancelled by incurring a substantive termination fee. The Group is prohibited from selling or pledging the underlying leased assets as security. The Group includes renewal options as part of the lease term when these are reasonably certain.
The Group has no material short term or low value asset leases.
Waterview Properties lease
The Group terminated its lease of the Waterview Properties in Cape Town, South Africa on July 3, 2025, after acquiring these properties from the lessor for $22.9 million, Smerelda on the same date. The cost of the land and buildings classified as property, plant and equipment amounted to $19.9 million, while the remaining $3.0 million was attributed to the cost of the investment property. The lease had a 10-year lease term and had contained no purchase options. A gain of $5.7 million from the termination of the lease has been recognized in other operating income in the Statement of Profit or Loss and Other Comprehensive income.
St. Pancras lease
In September 2024, Camden Property Holding Limited (the landlord) communicated that the workings on St. Pancras Campus in London (UK) were finalized and the property was ready for the Group's fit out workings. Accordingly, the Group has recognized the right-of-use asset and lease liability arising from the contract. The St. Pancras lease has a term of 15 years, with a tenant-only break clause at the end of the 10th year. The leasehold improvements required will entitle the Group to a rent free period up to 12 months and the first lease payment was made in October 2025.
Right-of-use assets
The amount recognized as right-of-use assets is as shown:

Leasehold property $ 'millions
January 1, 2024	27
Effects of movements in exchange rates	(2)
Additions	51
Depreciation	(8)
December 31, 2024	68
Effects of movements in exchange rates	5
Additions	13
Disposals	(16)
Impairment	(4)
Depreciation	(8)
December 31, 2025	58

12	Leases (continued)
Lease liabilities
The recognized lease liability is as shown:

Leasehold property $ 'millions
At January 1, 2024	32
Effects of movements in exchange rates	(2)
Additions	49
Interest expense	3
Lease payments	(9)
At December 31, 2024	73
Effects of movements in exchange rates	6
Additions	11
Disposals	(22)
Interest expense	4
Lease payments	(8)
At December 31, 2025	64
Maturity analysis - contractual undiscounted cash flows

	2025 $ 'millions	2024 $ 'millions
Less than one year	8	9
One to five years	31	37
More than five years	52	64
Total undiscounted lease liabilities	91	110
Lease liabilities included in the Consolidated Statement of Financial Position

	2025 $ 'millions	2024 $ 'millions
Current	5	6
Non-Current	59	67
Total lease liabilities	64	73
Amounts recognized in the Consolidated Statement of Profit or Loss and Other Comprehensive Income

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Interest on lease liabilities	5	3	2
Depreciation on right-of-use assets	8	8	7
Impairment of right-of-use assets	4	—	—
	17	11	9
Amounts recognized in the Consolidated Statement of Cash Flows

	2025 $ 'millions	2024 $ 'millions	2023 $ 'millions
Interest paid on lease liabilities	3	2	2
Principal payment on lease liabilities	5	6	6
Total cash outflow for leases	8	8	8